Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2011
Organization Consolidation and Presentation of Financial Statements [Abstract]
Organization Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1.	Basis of Presentation and General Information:

Seanergy Maritime Holdings Corp. (the "Company" or "Seanergy"), originally Seanergy Merger Corp., was formed under the laws of the Republic of the Marshall Islands on January 4, 2008, with executive offices located in Athens, Greece. The Company provides global transportation solutions in the dry bulk shipping sector through its vessel-owning subsidiaries for a broad range of dry bulk cargoes, including coal, iron ore, and grains or major bulks, as well as bauxite, phosphate, fertilizers and steel products or minor bulks.

The accompanying consolidated financial statements include the accounts of Seanergy Maritime Holdings Corp. and its subsidiaries (collectively, the "Company" or "Seanergy").

On May 20, 2010, a voting agreement between certain of the Company's shareholders expired, and from that date, the majority shareholders of the Company, the Restis family, became controlling shareholders of the Company. On May 28, 2010, the Company acquired 51% of MCS, a company wholly owned by the Restis family, for $33.0 million in cash. The acquisition was treated as a transaction between entities under common control and as such the Company consolidated MCS from the first day that both entities were under common control, May 20, 2010, using MCS' historical balances. Inclusion of MCS in the Company's consolidated financial statements resulted in a debit of $2.05 million to the Company's additional paid-in capital and a credit of $29.73 million to noncontrolling interest. The opening balances of MCS on May 20, 2010 were as follows:

Cash	48,860
Restricted cash	3,453
Inventories	263
Other current assets	762
Vessels	181,861
Other non-current assets	192
Other liabilities	(4,304)
Debt	(166,923)
Financial instruments	(3,485)
Net assets	60,679

51% of net assets acquired	30,946
Consideration paid	(33,000)
Deemed distribution (cash) to controlling shareholder	(2,054)

On September 15, 2010, the Company acquired the remaining 49% of MCS from the Restis family for consideration of approximately $29.0 million which was paid by the Company to the MCS Seller in the form of cash amounting to $3.0 million and 1,650,794 shares of the Company at an agreed price of $15.75 per share totaling $26.0 million. The transaction has been retrospectively recorded as of May 20, 2010 and resulted in the following:

Acquisition of non controlling interest of MCS	29,733
Due to non controlling shareholders of MCS	(3,000)
Issuance of common shares at fair value (additional paid-in capital)	(26,743)
Deemed distribution (non-cash) to controlling shareholder	(10)

For purposes of the earnings per share calculation in Note 23, the 1,650,794 shares were considered to be issued and outstanding as of May 20, 2010.

(b)	Acquisition of Bulk Energy Transport (Holdings) Limited ("BET") noncontrolling interest:

On July 15, 2009, the Company entered into an agreement with Constellation Bulk Energy Holdings Inc. ("Seller") to acquire the Seller's 50% ownership interest in Bulk Energy Transport (Holdings) Limited ("BET") for a nominal cash consideration of $1.00. On August 12, 2009, the Company closed on its previously announced agreement to purchase a 50% ownership interest in BET from the Seller. BET's other equity owner is Mineral Transport Holdings Inc. ("Mineral Transport"), which is an affiliate of members of the Restis family, one of the Company's major shareholders. On the closing day, the Company also entered into a shareholders' agreement with Mineral Transport whereby the Company was granted the right to appoint a majority on the board of directors of BET, thus obtaining control of BET. The acquisition was accounted for under the purchase method of accounting and accordingly, the assets acquired and liabilities assumed were recorded at their fair values. The aggregate purchase price for the shares was $1.00.

The Company estimated that the fair values of the assets acquired and liabilities assumed at acquisition were as follows:

Cash	36,374
Restricted cash	1,381
Trade and other receivables	2,844
Inventories	1,476
Vessels	126,000
Current portion of long term debt	(16,573)
Accounts payable and accruals	(5,722)
Acquired time charters	(710)
Derivative instruments	(4,917)
Long term debt net of current portion	(126,527)
Non controlling interest	(6,813)
Excess of fair value of assets acquired and liabilities assumed over consideration paid	(6,813)

The excess of the fair value of assets acquired and liabilities assumed over consideration has been recorded as bargain purchase gain and recorded in the line "Gain from acquisition" in the Company's consolidated statement of income. The bargain purchase gain was a result of the sellers' intent to divest from shipping operations. BET is a provider of worldwide ocean transportation services through the ownership of five dry bulk carriers. BET was incorporated in December 18, 2006 under the laws of the Republic of the Marshall Islands.

On October 22, 2010, the Company purchased from Mineral Transport, an affiliate of members of the Restis family, the remaining 50% ownership interest in BET for consideration that was paid by the Company to Mineral Transport in the form of cash amounting to $7.0 million and 1,650,794 shares of the Company at an agreed price of $15.75 per share totaling $26.0 million. The transaction was treated as a transaction between entities under common control.

The transaction has been retrospectively recorded as of May 20, 2010 and resulted in the following:

Acquisition of non controlling interest of BET	19,839
Due to non controlling shareholders of BET	(7,000)
Issuance of common shares at fair value (additional paid-in capital)	(30,952)
Deemed distribution (non-cash) to controlling shareholder	(18,113)

For purposes of the earnings per share calculation in Note 23, the 1,650,794 shares were considered to be issued and outstanding as of May 20, 2010.

(c)	Reverse stock split:

Effective June 24, 2011, the Company effected a fifteen-to-one reverse stock split on its issued and outstanding common stock (Note 16). All share and per share amounts disclosed in the financial statements give effect to this reverse stock split retroactively, for all periods presented.

(d)	Subsidiaries in consolidation:

Seanergy's subsidiaries included in these consolidated financial statements as of December 31, 2011 are as follows:

Company	Country of Incorporation	Date of Incorporation	Vessel name	Date of Delivery
Seanergy Management Corp.(1) (4)	Marshall Islands	May 9, 2008	N/A	N/A
Amazons Management Inc.(1)	Marshall Islands	April 21, 2008	Davakis G.	August 28, 2008
Lagoon Shipholding Ltd.(1)	Marshall Islands	April 21, 2008	Delos Ranger	August 28, 2008
Cynthera Navigation Ltd.(1)	Marshall Islands	March 18, 2008	African Oryx	August 28, 2008
Martinique International Corp.(1)	British Virgin Islands	May 14, 2008	Bremen Max	September 11, 2008
Harbour Business International Corp.(1)	British Virgin Islands	April 1, 2008	Hamburg Max	September 25, 2008
Waldeck Maritime Co.(1) (7)	Marshall Islands	April 21, 2008	African Zebra	September 25, 2008
Motion Shipholding Co.(8)	Marshall Islands	September 8, 2009	N/A	N/A
Bulk Energy Transport (Holdings) Limited (1)	Marshall Islands	December 18, 2006	N/A	N/A
Quex Shipping Inc.(2)	British Virgin Islands	January 3, 2007	BET Commander	August 13, 2009
Rossington Marine Corp.(2)	British Virgin Islands	January 3, 2007	BET Intruder	August 13, 2009
Rayford Navigation Corp.(2)	British Virgin Islands	January 3, 2007	BET Prince	August 13, 2009
Creighton Development Inc.(6)	British Virgin Islands	January 3, 2007	N/A	August 13, 2009
Pulford Ocean Inc.(2)	British Virgin Islands	January 3, 2007	BET Scouter	August 13, 2009
Lewisham Maritime Inc.(2)	British Virgin Islands	January 3, 2007	BET Fighter	August 13, 2009
Maritime Capital Shipping Limited (1)	Bermuda	April 30, 2007	N/A	May 21, 2010
Maritime Capital Shipping (HK) Limited (4)	Hong Kong	June 16, 2006	N/A	May 21, 2010
Maritime Fiesta Shipping Limited (3)	Liberia	August 14, 2007	Fiesta	May 21, 2010
Maritime Fantasy Shipping Limited (3)	Liberia	August 14, 2007	Pacific Fantasy	May 21, 2010
Maritime Fighter Shipping Limited (3)	Liberia	August 14, 2007	Pacific Fighter	May 21, 2010
Maritime Freeway Shipping Limited (3)	Liberia	August 14, 2007	Clipper Freeway	May 21, 2010
African Joy Shipping Limited (3)	British Virgin Islands	February 13, 2008	African Joy	May 21, 2010
African Glory Shipping Limited (3)	British Virgin Islands	October 24, 2007	African Glory	May 21, 2010
Asian Grace Shipping Limited (3)	British Virgin Islands	January 18, 2008	Asian Grace	May 21, 2010
Maritime Glory Shipping Limited (3)	British Virgin Islands	April 8, 2008	Clipper Glory	May 21, 2010
Maritime Grace Shipping Limited (3)	British Virgin Islands	April 8, 2008	Clipper Grace	May 21, 2010
African Grace Shipping Limited (5)	British Virgin Islands	October 3, 2007	N/A	May 21, 2010
Atlantic Grace Shipping Limited (6)	British Virgin Islands	October 9, 2007	N/A	May 21, 2010

(1) Subsidiaries wholly owned
(2) Vessel owning subsidiaries owned by BET
(3) Vessel owning subsidiaries owned by MCS
(4) Management company
(5) Liquidated on February 11, 2011
(6) Dormant company
(7) Sold on February 15, 2012 (Note 25(f))
(8) Dissolved on September 16, 2011